UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/11

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Schuck
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Jason Schuck             Springfield, MA            09/30/11


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	97

Form 13F Information Table Value Total:	$520436
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     9318 326703.00SH       SOLE                326703.00
Aflac Inc                      COM              001055102     8894 254483.75SH       SOLE                254483.75
Altria Group Inc               COM              02209S103      930 34697.00 SH       SOLE                 34697.00
American Electric Power        COM              025537101      225  5931.00 SH       SOLE                  5931.00
American Express Co            COM              025816109     7115 158459.89SH       SOLE                158459.89
Apache Corp                    COM              037411105    13365 166561.52SH       SOLE                166561.52
Apple Computer Inc             COM              037833100    16837 44172.00 SH       SOLE                 44172.00
Bank of America Corp           COM              060505104       86 13997.00 SH       SOLE                 13997.00
Bank of Montreal               COM              063671101    13452 240853.10SH       SOLE                240853.10
Becton Dickinson Corp          COM              075887109    10822 147601.32SH       SOLE                147601.32
Berkshire Hathaway Inc Del Cl  COM              084670702      246  3460.00 SH       SOLE                  3460.00
Berkshire Hills Bancorp        COM              084680107      310 16802.00 SH       SOLE                 16802.00
Best Buy Inc                   COM              086516101      625 26805.00 SH       SOLE                 26805.00
Bristol Myers Squibb           COM              110122108     1553 49479.00 SH       SOLE                 49479.00
Broadcom Corp                  COM              111320107     5007 150400.00SH       SOLE                150400.00
Calgon Carbon                  COM              129603106     6318 433662.00SH       SOLE                433662.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      387  4176.00 SH       SOLE                  4176.00
Chubb Corporation              COM              171232101     5449 90825.00 SH       SOLE                 90825.00
Cisco                          COM              17275R102    16061 1036842.79SH      SOLE               1036842.79
Coca Cola Co                   COM              191216100      237  3512.06 SH       SOLE                  3512.06
Corning Inc                    COM              219350105      828 66960.00 SH       SOLE                 66960.00
Direxion Shs ETF Large Cap Bea COM              25459W151      463 10000.00 SH       SOLE                 10000.00
Duke Energy Corp               COM              26441C105     1048 52444.00 SH       SOLE                 52444.00
Dupont                         COM              263534109      877 21945.00 SH       SOLE                 21945.00
E Trade Finl Corp              COM              269246401      189 20700.00 SH       SOLE                 20700.00
EAFE Int'l                     COM              464287465    12855 269044.96SH       SOLE                269044.96
EAFE Int'l-Vanguard            COM              921943858     8657 287335.00SH       SOLE                287335.00
Emerging Markets MSCI          COM              464287234     2852 81270.00 SH       SOLE                 81270.00
Emerging Markets-Vanguard      COM              922042858     3282 91605.00 SH       SOLE                 91605.00
Equifax Inc                    COM              294429105     3323 108095.00SH       SOLE                108095.00
Escrow Gerber Scientific Inc.  COM              37373ESC5        0 85212.00 SH       SOLE                 85212.00
ExxonMobil Corp                COM              30231G102    21623 297707.57SH       SOLE                297707.57
Fiserv Inc                     COM              337738108     9996 196895.00SH       SOLE                196895.00
Fluor Corporation              COM              343412102     7721 165866.16SH       SOLE                165866.16
Freeport - McMoran             COM              35671D857     1837 60315.00 SH       SOLE                 60315.00
General Dynamics Corp          COM              369550108     9695 170416.01SH       SOLE                170416.01
General Electric               COM              369604103    12394 814305.37SH       SOLE                814305.37
Goldman Sachs                  COM              38141G104     9040 95613.00 SH       SOLE                 95613.00
Google Inc-CL A                COM              38259P508    16091 31283.00 SH       SOLE                 31283.00
Harris Corp                    COM              413875105     1200 35130.00 SH       SOLE                 35130.00
Huntington Bancshares Inc      COM              446150104       56 11598.00 SH       SOLE                 11598.00
IBM                            COM              459200101      316  1808.00 SH       SOLE                  1808.00
IShares Biotech                COM              464287556     9389 100579.00SH       SOLE                100579.00
IShares Russell 2000           COM              464287655      732 11379.00 SH       SOLE                 11379.00
IShares S&P Preferred Stock In COM              464288687     2903 81525.00 SH       SOLE                 81525.00
ITT Inds Inc Ind               COM              450911102    11186 266328.42SH       SOLE                266328.42
Illinois Tool Works Inc        COM              452308109     2845 68400.00 SH       SOLE                 68400.00
Intel Corp                     COM              458140100    14434 676710.90SH       SOLE                676710.90
Ishares S&P 600                COM              464287804    16140 275711.81SH       SOLE                275711.81
JP Morgan Chase                COM              46625H100     8593 285275.64SH       SOLE                285275.64
Johnson & Johnson              COM              478160104    14344 225220.08SH       SOLE                225220.08
Kraft Foods Inc Cl A           COM              50075N104      978 29135.00 SH       SOLE                 29135.00
Lowes                          COM              548661107     1146 59277.00 SH       SOLE                 59277.00
MassMutual Corp Investors      COM              576292106      172 10144.00 SH       SOLE                 10144.00
Medtronic Inc                  COM              585055106    13600 409150.74SH       SOLE                409150.74
Microsoft Corp                 COM              594918104    15360 617114.08SH       SOLE                617114.08
Minnesota Mng & Mfg            COM              88579Y101    11380 158519.93SH       SOLE                158519.93
Nalco Holding Co               COM              62985Q101     6612 189035.00SH       SOLE                189035.00
Nokia Corp Sponsored ADR       COM              654902204      447 78920.00 SH       SOLE                 78920.00
Northeast Utilities            COM              664397106      225  6674.00 SH       SOLE                  6674.00
Nutracea                       COM              67060N204       11 75129.00 SH       SOLE                 75129.00
Oracle Corp                    COM              68389X105     9892 344187.01SH       SOLE                344187.01
Paychex Inc                    COM              704326107    10141 384568.28SH       SOLE                384568.28
Peoples United Fin'l Inc       COM              712704105     1427 125165.00SH       SOLE                125165.00
Pfizer Inc                     COM              717081103     1216 68758.00 SH       SOLE                 68758.00
Pitney Bowes                   COM              724479100      228 12150.00 SH       SOLE                 12150.00
Procter & Gamble               COM              742718109    17083 270385.03SH       SOLE                270385.03
Qualcomm Inc                   COM              747525103    14194 291873.04SH       SOLE                291873.04
Rite Aid Corp                  COM              767754104       25 25625.00 SH       SOLE                 25625.00
SPDR Gold Trust                COM              78463V107      263  1667.00 SH       SOLE                  1667.00
SPDR S&P Midcap 400            COM              78467Y107     5568 39176.00 SH       SOLE                 39176.00
Schlumberger Ltd               COM              806857108     5596 93682.00 SH       SOLE                 93682.00
Searchlight Minerals Corp Com  COM              812224202      149 140850.00SH       SOLE                140850.00
Sirius XM Radio Inc            COM              82967N108      135 89700.00 SH       SOLE                 89700.00
Smith & Wesson                 COM              831756101       27 10625.00 SH       SOLE                 10625.00
Southern Co                    COM              842587107     1208 28518.00 SH       SOLE                 28518.00
Spdr Tr Unit Ser 1             COM              78462F103     4205 37159.00 SH       SOLE                 37159.00
Staples Inc                    COM              855030102      155 11650.00 SH       SOLE                 11650.00
Target Corp                    COM              87612E106    12076 246248.15SH       SOLE                246248.15
Transocean LTD                 COM              H8817H100     5260 110153.00SH       SOLE                110153.00
United Technologies            COM              913017109     1461 20769.00 SH       SOLE                 20769.00
Vanguard Mid Cap               COM              922908629     6889 105815.01SH       SOLE                105815.01
Vanguard Small Cap ETF         COM              922908751     1035 16860.00 SH       SOLE                 16860.00
Verizon Communications         COM              92343V104     1041 28286.00 SH       SOLE                 28286.00
Walt Disney                    COM              254687106    11390 377664.47SH       SOLE                377664.47
Wave Systems                   COM              943526301       94 40000.00 SH       SOLE                 40000.00
Xcel Energy Inc                COM              98389B100      209  8445.00 SH       SOLE                  8445.00
Yahoo Inc                      COM              984332106      263 20000.00 SH       SOLE                 20000.00
1-3 Yr Treasury ETF            ETF              464287457      293  3460.00 SH       SOLE                  3460.00
1-30 Laddered Treasury ETF     ETF              73936T524     1796 55583.00 SH       SOLE                 55583.00
Aggregate Bond ETF             ETF              464287226      325  2955.00 SH       SOLE                  2955.00
Fixed Rate Mortgage Bond ETF   ETF              464288588    14163 130913.00SH       SOLE                130913.00
High Yield Bond ETF            ETF              78464A417      821 22675.00 SH       SOLE                 22675.00
Powershares 3X Short 25+       ETF              25154N530       96 10000.00 SH       SOLE                 10000.00
Total Bond Mkt ETF             ETF              921937835    19635 234477.00SH       SOLE                234477.00
American Int GR Frac Warrant ( WT               ACG874152        0   168684 SH       SOLE                   168684